Financing Receivables (Allowance For Loan Losses And Loans By Impairment Methodology And Type Of Loans) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	¥ 1,676		¥ 2,704
Allowance by impairment methodology, Evaluated collectively	877		681
Total allowance for loan losses	2,553	3,226	3,385	3,587	3,943	3,809
Loans by impairment methodology, Evaluated individually	480,472		484,015
Loans by impairment methodology, Evaluated collectively	377,338		361,654
Total loans	857,810		845,669
Loans at banks [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	8		14
Allowance by impairment methodology, Evaluated collectively	754		538
Total allowance for loan losses	762	552	552	388	339	339
Loans by impairment methodology, Evaluated individually	34		212
Loans by impairment methodology, Evaluated collectively	249,743		235,195
Total loans	249,777		235,407
Short-term secured margin loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually			10
Allowance by impairment methodology, Evaluated collectively	13		14
Total allowance for loan losses	13	17	24	32	57	37
Loans by impairment methodology, Evaluated individually	63,412		58,636
Loans by impairment methodology, Evaluated collectively	109,747		106,610
Total loans	173,159		165,246
Inter-bank money market loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Loans by impairment methodology, Evaluated individually	150,938		95,461
Total loans	150,938		95,461
Corporate loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	1,668		2,680
Allowance by impairment methodology, Evaluated collectively	78		78
Total allowance for loan losses	1,746	2,606	2,758	3,167	3,086	3,422
Loans by impairment methodology, Evaluated individually	265,365		329,312
Loans by impairment methodology, Evaluated collectively	8,583		9,594
Total loans	273,948		338,906
Advances to affiliated companies [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated collectively	32		51
Total allowance for loan losses	32	51	51		11	11
Loans by impairment methodology, Evaluated individually	723		394
Loans by impairment methodology, Evaluated collectively	9,265		10,255
Total loans	¥ 9,988		¥ 10,649